PREPAIDS AND OTHER RECEIVABLES DISCLOSURE: SCHEDULE OF OF PREPAID AND OTHER RECEIVABLES (Tables)	12 Months Ended
Jan. 31, 2023
Tables/Schedules
SCHEDULE OF OF PREPAID AND OTHER RECEIVABLES

	January 31, 2023	January 31, 2022

Chilean corporate tax prepayment	$-	$652
GST receivable	4,578	11,785
Prepaid deposits for drilling program	-	21,065
Prepaid expenses for general and administrative fees	122,137	119,445
Total prepaids and other receivables	$126,715	$152,947